Concentrations (Details Narrative) (10-K)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Vendor One [Member]
Concentration risk, percentage	65.00%	50.00%	47.00%	47.00%
Vendor Two [Member]
Concentration risk, percentage	19.00%	33.00%	39.00%	48.00%
Sales Revenue [Member] | Customer One [Member]
Concentration risk, percentage	32.00%	37.00%	32.00%	35.00%
Sales Revenue [Member] | Customer Two [Member]
Concentration risk, percentage	22.00%	30.00%	28.00%	34.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage	45.00%	66.00%	67.00%	52.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage	24.00%	16.00%	12.00%	20.00%